Schedule of Investments (unaudited)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.8%
Alabama — 3.7%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$212,833 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,636,375
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,161,423
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,095,125
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	297,182 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	375,737
Total Alabama				5,778,675
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	255,981 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	404,518
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	228,156
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	280,000	282,490
Total Alaska				1,171,145
Arizona — 4.9%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	414,787 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	810,790 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	253,435 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	608,914 (a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,009,789 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	509,128 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	193,457 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,006,458 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,203,130
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,656,817
Total Arizona				7,666,705
California — 8.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	600,000	647,946
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	512,051
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	530,804 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	417,770 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	712,658 (c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	734,708 (d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	$250,000	$250,890
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	502,645
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	751,820
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,279,450
Series C	7.000%	11/1/34	2,000,000	2,462,365
Series C	6.500%	11/1/39	2,000,000	2,558,899
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	325,928
Community Facilities District No 2023-1	5.625%	9/1/53	530,000	559,222
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,000,000	1,014,118 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	205,923
Total California				13,467,197
Colorado — 0.9%
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	255,654 (a)(b)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	150,127
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	501,354
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	503,719
Total Colorado				1,410,854
Connecticut — 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,489
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	607,906
Total Connecticut				1,136,395
District of Columbia — 0.4%
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	647,421 (c)
Florida — 7.2%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,300,410 (c)
Series 2022	5.500%	9/1/52	1,000,000	1,087,724 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	659,823
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	252,900 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	216,595 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	500,000	513,783 (c)
Brightline Passenger Rail Project, Refunding	5.500%	7/1/53	450,000	467,936 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	1,400,000	1,462,956 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	$500,000	$507,255
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	141,293
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	800,207 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	265,173
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	362,199
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,541,918
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	92,134
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	342,966
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)(f)(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	360,864 (d)
Total Florida				11,376,139
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	373,100
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	265,792
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	254,063
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	264,134
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	155,082
Series C	5.000%	9/1/30	250,000	267,398 (a)(b)
Total Georgia				1,579,569
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	350,000	300,828
Illinois — 15.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,025,842
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,002,690
Series A	5.000%	12/1/39	1,250,000	1,293,997
Series C, Refunding, AGM	5.000%	12/1/32	1,750,000	1,835,741
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	603,387
Series A	5.000%	1/1/44	500,000	510,896
Series A, Refunding	5.000%	1/1/28	500,000	520,469
Series A, Refunding	6.000%	1/1/38	300,000	311,577
Series C, Refunding	5.000%	1/1/25	500,000	502,323
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	526,335 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	508,074 (c)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,505,041 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$1,000,000	$1,008,632
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	523,068
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	304,924
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	514,548
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,320,882
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	266,637
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	105,857
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	312,602
Series A	5.000%	3/1/37	1,250,000	1,362,922
Series A	5.000%	3/1/46	500,000	528,642
Series A, Refunding	5.000%	10/1/29	1,100,000	1,174,659
Series A, Refunding	5.000%	10/1/30	550,000	584,386
Series B, Refunding	5.000%	9/1/27	400,000	420,689
Series D	5.000%	11/1/27	1,150,000	1,212,448
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	356,099
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	738,660
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	948,050
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	258,832
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,324,127
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,015,093
Total Illinois				24,428,129
Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	475,355
Marion General Hospital, Series A	4.000%	7/1/45	200,000	186,526
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	202,389
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,105,526
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	1,100,000	1,139,234 (c)
Total Indiana				3,109,030
Iowa — 1.1%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	793,926 (a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	700,000	743,546
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	140,778
Total Iowa				1,678,250
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 1.8%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$1,500,000	$1,507,412 (a)(b)
Series C	4.000%	6/1/25	1,400,000	1,403,356 (a)(b)
Total Kentucky				2,910,768
Louisiana — 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	717,558
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	467,666
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	387,337 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	242,886 (a)(b)
Total Louisiana				1,815,447
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	330,217
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	412,492 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	294,036
Total Maryland				1,036,745
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	537,307
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	549,388
Total Massachusetts				1,086,695
Michigan — 1.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	250,000	250,678
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	808,048
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	374,820
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	245,623
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	35,000	35,914
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	254,948 (c)
Total Michigan				1,970,031
Missouri — 1.7%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	748,037
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,001,743
Total Missouri				2,749,780
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	498,066
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$300,000	$302,157 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	500,658 (d)
Total Nevada				802,815
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	369,693
New Jersey — 6.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	50,000	50,292 (c)(h)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,501,216 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	671,463 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	4,788,644
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,040,689
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	773,743 (i)
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,250,000	1,346,045
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	155,407
Total New Jersey				10,327,499
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	235,104
New York — 10.4%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	797,741
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	312,934 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	275,430
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	244,487
Series A-2	5.000%	5/15/30	400,000	432,002 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	748,074
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	291,233
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,428,697
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	485,908
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	595,284
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,206,207 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	734,835
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$750,000	$773,655 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	400,000	451,624 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	300,000	324,615 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	241,318 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,380,750 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	493,081
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	299,563 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	499,878 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	959,934 (c)(j)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	492,063
Total New York				16,469,313
North Carolina — 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	507,310
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	481,192
Ohio — 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	741,968
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	316,814 (a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	703,327 (c)
Total Ohio				1,762,109
Oklahoma — 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	508,710
Oregon — 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	503,275
Pennsylvania — 5.8%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	344,699
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	45,341 (k)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	105,000	105,795 (k)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	200,567
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	508,527
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	513,125
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	$565,000	$604,912 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,687,397 (c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,226,625
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	407,583
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	529,281
Total Pennsylvania				9,173,852
Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	215,106
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	407,317
Restructured, Series A-1	4.550%	7/1/40	50,000	50,069
Restructured, Series A-1	4.750%	7/1/53	3,020,000	3,007,642
Restructured, Series A-1	5.000%	7/1/58	880,000	884,621
Restructured, Series A-2	4.329%	7/1/40	530,000	527,148
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,381,913
Total Puerto Rico				6,473,816
South Carolina — 0.2%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	391,501
Tennessee — 0.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	492,304
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	350,000	381,280
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	400,802 (a)(b)
Total Tennessee				1,274,386
Texas — 5.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	200,723
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	501,624
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	313,727 (c)
Series B	5.000%	11/15/39	600,000	627,473 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	485,226
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	815,083 (c)(i)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,000,235 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,451 (c)
Series 2017	5.000%	11/1/36	20,000	20,367 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	400,000	362,131
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,006,254
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	$350,000	$286,693
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	707,810
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	430,000	443,549
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	300,000	323,836 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,007,270 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	503,468 (c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	160,000	153,458
Total Texas				8,779,378
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,068,477 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	365,180
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	253,375
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	569,797
Total Utah				2,256,829
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	251,715 (c)
Series B, Refunding	5.000%	7/1/45	300,000	301,182 (c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	212,394
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,060,479 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	521,028 (c)
Total Virginia				2,346,798
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	533,833 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	517,309
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	359,338
Total Washington				1,410,480
Wisconsin — 2.0%
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	553,062 (c)
Cone Health, Series A	5.000%	10/1/52	300,000	317,290
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	101,512
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	588,144
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,020,805
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	246,727 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	273,688
Total Wisconsin				3,101,228

Total Municipal Bonds (Cost — $150,933,247)				152,993,157
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(l) — 3.3%
New York — 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,579,468
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,740,000	1,716,664
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,800,000	1,970,202

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,079,375)				5,266,334
Total Investments before Short-Term Investments (Cost — $156,012,622)				158,259,491
Short-Term Investments — 2.2%
Municipal Bonds — 2.2%
California — 0.4%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	3.350%	10/1/25	600,000	600,000 (c)(m)(n)
Colorado — 0.0%††
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.600%	11/15/39	100,000	100,000 (m)(n)
Florida — 0.6%
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	3.500%	5/1/33	900,000	900,000 (m)(n)
Michigan — 0.1%
University of Michigan, MI, General Revenue, Series D-1, Refunding	3.300%	12/1/24	100,000	100,000 (m)(n)
Missouri — 0.4%
Missouri State HEFA Revenue:
BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.500%	5/15/38	500,000	500,000 (m)(n)
Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	3.550%	10/1/35	100,000	100,000 (m)(n)
Total Missouri				600,000
New York — 0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	3.250%	6/15/39	100,000	100,000 (m)(n)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	3.200%	8/1/45	700,000	700,000 (m)(n)
Total New York				800,000
Ohio — 0.1%
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.200%	11/1/42	100,000	100,000 (m)(n)
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.150%	8/1/34	100,000	100,000 (m)(n)
Texas — 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	4.050%	11/15/50	100,000	100,000 (m)(n)

Total Municipal Bonds (Cost — $3,400,000)				3,400,000
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $36,200)	5.272%	36,200	$36,200 (o)(p)

Total Short-Term Investments (Cost — $3,436,200)			3,436,200
Total Investments — 102.3% (Cost — $159,448,822)			161,695,691
TOB Floating Rate Notes — (1.7)%			(2,730,000)
Other Liabilities in Excess of Other Assets — (0.6)%			(859,549)
Total Net Assets — 100.0%			$158,106,142

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of July 31, 2024.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(l)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(m)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $36,200 and the cost was $36,200 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
At July 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	39	9/24	$4,841,110	$4,990,781	$149,671
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$152,993,154	$3	$152,993,157
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,266,334	—	5,266,334
Total Long-Term Investments	—	158,259,488	3	158,259,491
Short-Term Investments†:
Municipal Bonds	—	3,400,000	—	3,400,000
Money Market Funds	$36,200	—	—	36,200
Total Short-Term Investments	36,200	3,400,000	—	3,436,200
Total Investments	$36,200	$161,659,488	$3	$161,695,691
Other Financial Instruments:
Futures Contracts††	$149,671	—	—	$149,671
Total	$185,871	$161,659,488	$3	$161,845,362

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$99,818	$2,531,013	2,531,013	$2,594,631	2,594,631

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,249	—	$36,200

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report